Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable	Under the Plan, the Group granted new restricted shares to designated employees, with the following salient features:

	2021 Grant 1	2021 Grant 2	2022 Grant 1	2022 Grant 2	2023 Grant 1	2023 Grant 2	2024 Grant 1	2024 Grant 2
Grant date	February 16, 2021	March 31, 2021	February 9, 2022	March 24, 2022	February 8, 2023	March 23, 2023	February 8, 2024	March 20, 2024
First vesting date (tranche 1)	January 2, 2022	January 2, 2022	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025
Second vesting date (tranche 2)	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026
Third vesting date (tranche 3)	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026	January 2, 2027	January 2, 2027
Total number of restricted shares awards	180,000	132,190	279,000	149,377	379,000	129,808	451,100	89,728
Number of restricted shares awards vesting each period	60,000	44,063	93,000	49,792	126,333	43,269	150,367	29,909
Grant date fair value per share ($)	$7.94	$8.17	$7.76	$7.23	$8.30	$8.32	$12.95	$13.24

Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan
A summary of restricted shares activity under the share-based compensation plan for the year ended December 31, 2024 is as follows:

(Expressed in thousands of U.S. Dollars, except share and per share information)	Number of shares	Weighted average Grant date fair value per share	Aggregate value

RSAs granted and unvested at beginning of year	877,130	8.05	$7,057
Granted	540,828	13.00	7,030
Vested	(397,293)	7.99	(3,174)
Forfeited	(29,450)	9.31	(274)
RSAs granted and unvested at end of year	991,215	10.73	$10,639